2. SIGNIFICANT ACCOUNTING POLICIES (Details 1) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Property and equipment	$ 2,440	$ 2,440	$ 2,432
Less accumulated depreciation	(2,174)	(2,122)	(1,845)
Total	264	318	587
Equipment
Property and equipment	1,377	1,377	1,391
Software
Property and equipment	740	740	737
Furniture and fixtures
Property and equipment	124	124	124
Leasehold Improvement
Property and equipment	$ 199	$ 199	$ 180